Consolidated statements of financial position - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 748,562,000	R$ 1,045,042,000
Trade receivables	378,351,000	302,317,000
Inventories	11,827,000	7,509,000
Recoverable taxes	25,579,000	21,019,000
Other assets	42,533,000	29,614,000
Total current assets	1,206,852,000	1,405,501,000
Non-current assets
Restricted cash		2,053,000
Trade receivables	27,442,000	7,627,000
Other assets	180,306,000	74,037,000
Investment in associate	48,477,000	51,410,000
Property and equipment	419,808,000	260,381,000
Right-of-use assets	663,686,000	419,074,000
Intangible assets	3,900,835,000	2,573,010,000
Total non-current assets	5,240,554,000	3,387,592,000
Total assets	6,447,406,000	4,793,093,000
Current liabilities
Trade payables	59,098,000	35,743,000
Loans and financing	128,720,000	107,162,000
Lease liabilities	24,955,000	61,976,000
Accounts payable to selling shareholders	239,849,000	188,420,000
Notes payable	14,478,000	10,503,000
Advances from customers	114,585,000	63,839,000
Labor and social obligations	131,294,000	77,855,000
Taxes payable	26,715,000	32,976,000
Income taxes payable	11,649,000	4,574,000
Other liabilities	15,163,000	6,331,000
Total current liabilities	766,506,000	589,379,000
Non-current liabilities
Loans and financing	1,246,156,000	510,323,000
Lease liabilities	689,130,000	385,727,000
Accounts payable to selling shareholders	439,977,000	329,820,000
Notes payable	58,248,000	65,678,000
Taxes payable	96,598,000	21,425,000
Provision for legal proceedings	148,287,000	53,139,000
Other liabilities	2,486,000	3,822,000
Total non-current liabilities	2,680,882,000	1,369,934,000
Total liabilities	3,447,388,000	1,959,313,000
Equity
Share capital	17,000	17,000
Additional paid-in capital	2,375,344,000	2,323,488,000
Share-based compensation reserve	94,101,000	50,724,000
Treasury stock	(152,630,000)
Retained earnings	631,317,000	407,991,000
Equity attributable to equity holders of the parent	2,948,149,000	2,782,220,000
Non-controlling interests	51,869,000	51,560,000
Total equity	3,000,018,000	2,833,780,000
Total liabilities and equity	R$ 6,447,406,000	R$ 4,793,093,000